Schedule of Investments
August 30, 2024 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.84%

Accident & Health Insurance - 5.82%
Aflac, Inc.	10,800	1,191,888

Application Software - 2.04%
Nice Ltd. (2)	2,400	416,976

Asset Management - 4.04%
The Carlyle Group Inc.	20,625	827,681

Beverages - 1.37%
PepsiCo, Inc.	1,625	280,930

Cigarettes - 2.08%
Philip Morris International, Inc.	3,460	426,583

Credit Services - 1.32%
Mastercard, Inc.	560	270,670

Electronic Computers - 14.72%
Apple, Inc.	13,163	3,014,327

General Industrial Machinery & Equipment - 2.39%
Symbotic, Inc. (2)	25,500	489,600

Information Technology Services - 0.48%
Accenture plc Class A	290	99,166

Internet Media & Services - 1.93%
Meta Platforms, Inc. Class A (2)	760	396,196

Measuring & Controlling Device - 5.47%
Onto Innovation, Inc. (2)	5,253	1,120,045

Miscellaneous Metal Ores - 9.18%
Cameco Corp. (Canada) (2)	6,500	265,460
NexGen Energy Ltd. (2)	268,889	1,615,087

		1,880,547

Oil & Gas Exploration SE - 0.68%
New Fortress Energy Inc. Class A	11,250	138,600

Pharmaceutical Preparations - 18.78%
Catalyst Pharmaceuticals, Inc. (2)	81,098	1,642,235
Corcept Therapeuticals, Inc. (2)	52,255	1,844,602
Ionis Pharmaceuticals, Inc. (2)	7,500	357,600

		3,844,436

Primary Smelting & Refining of - 0.00%
Blue Earth Resources, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 4.45%
QUALCOMM, Inc.	5,198	911,209

Retail-Catalog & Mail-Order Houses - 2.51%
Amazon.com, Inc. (2)	2,880	514,080

Security Brokers, Dealers & Flotation Companies - 4.63%
Stifel Financial Corp.	10,760	948,386

Semiconductors & Related Devices - 13.99%
Applied Materials, Inc.	4,720	931,067
NVIDIA Corp.	16,200	1,933,794

		2,864,861

Special Industrial Machinery - 1.70%
Chart Industries, Inc. (2)	2,850	348,840

Specialty Chemicals - 0.25%
Nanoco Group plc (United Kingdom)	417,334	50,260

Uranium - 1.00%
Uranium Energy Corp. (2)	39,000	203,970

Total Common Stock	(Cost $ 8,273,539)	20,239,252

Short-Term Investments - 1.03%

Huntington Conservative Deposit Account 5.120% (3)	211,078	211,078

Total Short-Term Investment Companies	(Cost $ 211,078)	211,078

Total Investments - 99.87%	(Cost $ 8,484,617)	20,450,329

Other Assets Less Liabilities - 0.13%		25,966

Total Net Assets - 100.00%		20,476,295

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$20,450,329	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,450,329	-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 30, 2024.